Trade and other receivables - Additional Information (Details) - RUB (₽) ₽ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Trade and Other Receivable
Disclosure of financial assets [line items]
Allowance for expected credit losses	₽ 4,146	₽ 3,781